Parent Company Only Condensed Financial Information (Tables)	6 Months Ended
Apr. 30, 2026
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Balance Sheets

Condensed Balance Sheets

	April 30,	October 31,
	2026	2025
ASSETS
Current Assets
Cash and cash equivalents	139,306	2,056,270
Short Term Investment	3,805,278	—
Other receivables and other current assets	—	293,333
Total Current Assets	3,944,584	2,349,603
Non-Current Assets
Investment in subsidiaries and VIEs	3,483,557	3,716,103
Total Non-Current Assets	3,483,557	3,716,103
TOTAL ASSETS	7,428,141	6,065,706

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accruals and other payables	30,000	60,000
Intercompany Payable	2,010,851	2,010,851
Total Current Liabilities	2,040,851	2,070,851
TOTAL LIABILITIES	2,040,851	2,070,851
Shareholders’ Equity
Class A Ordinary Shares, $0.001 par value; 12,000,000,000 shares authorized; 4,543,884 and 296,488 shares issued and outstanding as of April 30,2026 and October 31, 2025, respectively;*	4,544	296
Class B Ordinary Shares, $0.001 par value; 3,000,000,000 shares authorized; 381,000 shares issued and outstanding as of April 30,2026 and October 31, 2025, respectively*	381	381
Additional Paid In Capital	30,261,334	28,021,581
Statutory Reserve	217,264	217,264
Accumulated Deficits	(25,096,549)	(24,178,267)
Accumulated Other Comprehensive income (Loss)	316	(66,400)
Total Stockholders’ Equity	5,387,290	3,994,855
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,428,141	6,065,706
*	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15)

Schedule of Statements of Operations

Condensed Statements of Operations

	Six Months Ended April 30, 2026	Six Months Ended April 30, 2025
Operating costs and expenses:
General and administrative expenses	647,155	20,212,966
Total operating expenses	647,155	20,212,966
Other income (expense):	—	—
Other income	—	29,001
Interest income	28,140	196
Interest (expense)	(4)	(20)
Total other income (expense), net	28,136	29,178
Income (loss) of subsidiaries and VIEs	(299,263)	347,794
Net loss	(918,282)	(19,835,994)